Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases	Leases
For the three and six months ended June 30, 2022, we added one new ground lease that commenced in June 2022. Based on our analysis, we concluded that its classification was an operating lease.
Lessee - Maturity of Lease Liabilities
The following table summarizes the future minimum lease obligations of our operating and finance leases as of June 30, 2022 (in thousands):

Year	Operating Leases	Finance Leases
2022	$5,378	$316
2023	10,884	635
2024	10,411	640
2025	9,899	645
2026	9,901	656
2027	9,886	668
Thereafter	591,325	36,856
Total undiscounted lease payments	$647,684	$40,416
Less: Interest	(450,693)	(23,506)
Present value of lease liabilities	$196,991	$16,910
Lessor - Lease Revenues and Maturity of Future Minimum Rents
For the three months ended June 30, 2022 and 2021, we recognized $198.0 million and $187.4 million, respectively, of rental and other lease-related income related to our operating leases, of which $47.4 million and $42.2 million, respectively, were variable lease payments. For the six months ended June 30, 2022 and 2021, we recognized $397.3 million and $377.8 million, respectively, of rental and other lease-related income related to our operating leases, of which $95.5 million and $87.3 million, respectively, were variable lease payments.
The following table summarizes the future minimum rent contractually due under operating leases, excluding tenant reimbursements of certain costs, as of June 30, 2022 (in thousands):

Year	Amount
2022	$290,284
2023	551,493
2024	495,354
2025	436,400
2026	388,471
2027	318,837
Thereafter	1,345,024
Total	$3,825,863